Note 5 - Inventories	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]	5. Inventories: Inventories of $9,662 and $9,666 in the accompanying balance sheets at December 31, 2017 and June 30, 2018, respectively, relate to bunkers, lubricants and spare parts.